Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2022
Restatement Of Previously Issued Financial Statements Abstract
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company accounts for its digital assets (including Bitcoin and ETH) held as an intangible asset and tested it for impairment on a daily basis based on quoted prices of digital assets, historically utilizing the closing price of digital assets. During the preparation of this Annual Report, the Company determined it has not been appropriately calculating its impairment of digital assets. The Company determined that its method of calculating impairment of its digital assets  was not in compliance with the ASC 350-30-35-19 requirement to recognize impairment whenever carrying value exceeds fair value.  Effectively, the Company determined that ASC 350-30-35-19 calls for the intraday low price of digital assets to be utilized in calculating impairment of the Company’s digital assets held as that metric is the most accurate indicator of whether it is more likely than not that the asset is impaired.

Updating of the Company’s historical calculations of digital assets impairment amounts resulted in correction of Impairment of digital assets, in some cases, Realized gains on exchange of digital assets.

In accordance with Staff Accounting Bulletin (“SAB”) 99, Materiality, and SAB 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, the Company evaluated the materiality of the error from qualitative and quantitative perspectives, and concluded that the error was material to the Consolidated Balance Sheet as of December 31, 2021 and Consolidated Statements of Operations, Equity, and Cash Flows for the years ended December 31, 2021 and 2020. Management restated the impacted financial statements as of December 31, 2021, and for the years ended December 31, 2021 and 2020, and related notes included herein to correct this error.

The following tables present the effects of correcting this error on the Company’s financial statements as of December 31, 2021, and for the years ended December 31, 2021 and 2020:

	As of December 31, 2021
Consolidated Balance Sheet	As previously reported	Adjustment	As restated
Digital assets	$35,282,682	$(6,242,921)	$29,039,761
Total current assets	$96,561,290	$(6,242,921)	$90,318,369
Total assets	$179,917,981	$(6,242,921)	$173,675,060
Accumulated deficit	$(19,876,487)	$(6,242,921)	$(26,119,408)
Total shareholders’ equity	$171,643,727	$(6,242,921)	$165,400,806
Total liabilities and shareholders’ equity	$179,917,981	$(6,242,921)	$173,675,060

	For the Year Ended December 31, 2021
Consolidated Statement of Operations	As previously reported	Adjustment	As restated
Realized gain on exchange of digital assets	$7,738,557	$13,074,610	$20,813,167
Impairment of digital assets	$(9,045,007)	$(18,948,564)	$(27,993,571)
Total operating expenses	$(84,314,394)	$(5,873,954)	$(90,188,348)
Income from operations	$11,764,176	$(5,873,954)	$5,890,222
Income before income taxes	$8,720,343	$(5,873,954)	$2,846,389
Net income (loss) from continuing operations	$4,864,002	$(5,873,954)	$(1,009,952)
Net income (loss) and comprehensive income (loss)	$4,864,002	$(5,873,954)	$(1,009,952)
Weighted average number of ordinary share outstanding – diluted	57,529,895	(2,089,368)	55,440,527
Earnings (loss) per share – basic	$0.09	$(0.11)	$(0.02)
Earnings (loss) per share – diluted	$0.08	$(0.10)	$(0.02)

	For the Year Ended December 31, 2020
Consolidated Statement of Operations	As previously reported	Adjustment	As restated
Realized gain on exchange of digital assets	$805,557	$628,987	$1,434,544
Impairment of digital assets	$-	$(997,954)	$(997,954)
Total operating expenses	$(19,138,843)	$(368,967)	$(19,507,810)
Income from operations	$1,926,270	$(368,967)	$1,557,303
Income before income taxes	$1,924,346	$(368,967)	$1,555,379
Net income from continuing operations	$1,924,346	$(368,967)	$1,555,379
Net loss	$(1,910,337)	$(368,967)	$(2,279,304)
Comprehensive loss	$(1,810,152)	$(368,967)	$(2,179,119)
Loss per share – basic	$(0.06)	$(0.01)	$(0.07)
Loss per share – diluted	$(0.06)	$(0.01)	$(0.07)

	For the Year Ended December 31, 2021
Consolidated Statement of Stockholders’ Equity	Accumulated deficit	Total shareholders’ equity
Net income (as previously reported)	$4,864,002	$4,864,002
Net loss (adjustment)	$(5,873,954)	$(5,873,954)
Net loss (as restated)	$(1,009,952)	$(1,009,952)

Balance as of December 31, 2021 (as previously reported)	$(19,876,487)	$171,643,727
Balance as of December 31, 2021 (adjustment)	$(6,242,921)	$(6,242,921)
Balance as of December 31, 2021 (as restated)	$(26,119,408)	$165,400,806

	For the Year Ended December 31, 2020
Consolidated Statement of Stockholders’ Equity	Accumulated deficit	Total shareholders’ equity
Net loss (as previously reported)	$(1,910,337)	$(1,910,337)
Net loss (adjustment)	$(368,967)	$(368,967)
Net loss (as restated)	$(2,279,304)	$(2,279,304)

Balance as of December 31, 2020 (as previously reported)	$(15,700,489)	$37,999,575
Balance as of December 31, 2020 (adjustment)	$(368,967)	$(368,967)
Balance as of December 31, 2020 (as restated)	$(16,069,456)	$37,630,608

	For the Year Ended December 31, 2021
Consolidated Statement of Cash Flows	As previously reported	Adjustment	As restated
Net income (loss)	$4,864,002	$(5,873,954)	$(1,009,952)
Net income (loss) from continuing operations	$4,864,002	$(5,873,954)	$(1,009,952)
Digital assets generated from mining	$-	$(96,078,570)	$(96,078,570)
Realized gain on exchange of digital assets	$-	$(20,813,167)	$(20,813,167)
Impairment of digital assets	$9,045,007	$18,948,564	$27,993,571
Digital assets and stable coins	$(104,117,143)	$109,823,933	$5,706,790
Other payables and accrued liabilities	$8,695,500	$(100,016)	$8,595,484
Net Cash Used in Operating Activities	$(23,258,682)	$5,906,790	$(17,351,892)
Proceeds from sales of digital assets	$5,906,790	$(5,906,790)	$-
Net Cash Used in Investing Activities	$(40,934,430)	$(5,906,790)	$(46,841,220)

	For the Year Ended December 31, 2020
Consolidated Statement of Cash Flows	As previously reported	Adjustment	As restated
Net loss	$(1,910,337)	$(368,967)	$(2,279,304)
Net income (loss) from continuing operations	$1,924,346	$(368,967)	$1,555,379
Digital assets generated from mining	$-	$(21,065,113)	$(21,065,113)
Realized gain on exchange of digital assets	$-	$(1,434,544)	$(1,434,544)
Impairment of digital assets	$-	$997,954	$997,954
Digital assets and stable coins	$(21,440,377)	$24,297,004	$2,856,627
Other payables and accrued liabilities	$(207,803)	$21,072	$(186,731)
Net Cash Used in Operating Activities	$(3,419,096)	$2,447,406	$(971,690)
Proceeds from sales of digital assets	$2,447,406	$(2,447,406)	$-
Net Cash Used in Investing Activities	$(2,046,759)	$(2,447,406)	$(4,494,165)